ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and liabilities held for sale [Table Text Block]
	December 31, 2023	December 31, 2022
Assets held for sale
Cash	$-	$602
Trade and amounts receivable	-	1,592
Prepaid expenses and other current assets	-	174
Inventory	-	1,341
Total current assets held for sale	-	3,709
Property, plant and equipment	-	3,592
Operating lease right of use assets	-	419
Intangible assets	-	358
Other assets	-	23
Total noncurrent assets held for sale	-	4,392
Total assets held for sale	$-	$8,101
Liabilities held for sale
Current portion of operating lease liability	$-	$72
Other accrued liabilities	-	538
Total current liabilities held for sale	-	610
Non-current operating lease liability	-	308
Total liabilities held for sale	$-	$918

Schedule of loss from discontinued operations [Table Text Block]
	For the three months ended March 31, 2024	For the three months ended March 31, 2023
Revenue	$-	$788
Cost of sales	-	657
Gross profit from discontinued operations	-	131
Operating expenses
Consulting and management fees	-	369
Professional fees	-	36
General and administrative	-	176
Promotion and communication	-	6
Operating lease expense	-	50
Depreciation and amortization	-	78
Other expense	-	124
Operating loss from discontinued operations	-	(708)
Interest expense	-	-
Net loss before income taxes	-	(708)
Income tax expense	-	11
Loss from discontinued operations	$-	$(719)
Basic loss per share from discontinued operations	$0.00	$(0.11)
Diluted loss per share from discontinued operations	$0.00	$(0.11)

	For the year ended December 31, 2023	For the year ended December 31, 2022
Revenue	$1,450	$3,770
Cost of sales	1,123	2,607
Gross profit from discontinued operations	327	1,163
Consulting and management fees	847	2,110
Professional fees	82	514
General and administrative	282	1,208
Promotion and communication	14	383
Operating lease expense	93	284
Depreciation and amortization	148	485
Bad debt expense	565	666
Asset impairment	4,704	454
Other (income) expense	125	1,145
Operating loss from discontinued operations	(6,533)	(6,086)
Interest expense (income)	2	(27)
Net loss before income taxes	(6,535)	(6,059)
Loss on disposal of discontinued operations	3,132	-
Income tax expense (benefit)	11	(133)
Loss from discontinued operations	$(9,678)	$(5,926)
Basic loss per share from discontinued operations	$(1.32)	$(1.55)
Diluted loss per share from discontinued operations	$(1.32)	$(1.55)

Schedule of significant operating and investing items [Table Text Block]
	For the three months ended March 31, 2024	For the three months ended March 31, 2023
Operating activities of discontinued operations
Depreciation and amortization	$-	$78
Investing activities of discontinued operations
Purchases of property, plant and equipment	$-	$94

	For the year months ended December 31, 2023	For the year months ended December 31, 2022
Operating activities of discontinued operations
Depreciation and amortization	$148	$485
Bad debt expense	565	666
Asset impairment	4,704	454
Investing activities of discontinued operations
Purchases of property, plant and equipment	$92	$951